30. Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Provisions
	Non-current liabilities	Current liabilities
	Contingencies
At 12.31.15	259,573	70,489

Increases	81,787	69,260
Decreases	(3)	(51,837)
At 12.31.16	341,357	87,912

Increases	256,733	81,256
Decreases	(3)	(39,910)
At 12.31.17	598,087	129,258